Courtney R. Taylor Secretary Emerging Markets Growth Fund, Inc. 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 452-2173

June 16, 2017

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Emerging Markets Growth Fund, Inc.
File Nos. 333-74995 and 811-04692

Dear Sir or Madam:

Attached is Form N-1A, Post-Effective Amendment No. 29 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 60 to the Registration Statement under the Investment Company Act of 1940, of Emerging Markets Growth Fund, Inc. (the “Registrant”). This Registration Statement has been updated to include information related to two new share classes (Classes F-3 and R-6) to be offered by the Registrant. This filing is being made pursuant to Rule 485(a) under the Securities Act, and we respectfully request that the Registration Statement become effective on September 1, 2017.

Please direct any questions to Rachel Nass, Counsel, at (213) 615-0423.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

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